UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® California Municipal Money Market Fund Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/19
1 - 7	89.7
8 - 30	2.4
31 - 60	5.3
61 - 90	0.0
> 180	2.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2019
Variable Rate Demand Notes (VRDNs)	35.4%
Tender Option Bond	36.2%
Other Municipal Security	25.7%
Investment Companies	2.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Current 7-Day Yield

2/28/19
Fidelity® California Municipal Money Market Fund	1.24%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 28, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.98% 3/7/19, VRDN (a)(b)	$7,161	$7,161
West Jefferson Indl. Dev. Series 2008, 1.83% 3/7/19, VRDN (a)	5,400	5,400
		12,561
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.98% 3/7/19, VRDN (a)(b)	2,600	2,600
Series 2002, 1.93% 3/7/19, VRDN (a)(b)	4,500	4,500
		7,100
California - 31.5%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.78% 3/7/19, LOC BNP Paribas SA, VRDN (a)(b)	3,550	3,550
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2001 G, 1.67% 3/7/19, LOC Citibank NA, VRDN (a)(b)	5,065	5,065
Series 2005 A, 1.68% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	28,900	28,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 1.77% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	43,000	43,000
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 1.94% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	500	500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.55% 3/1/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	13,000	13,000
Series 2001 W2, 1.55% 3/1/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	13,200	13,200
Series 2001 W3, 1.55% 3/1/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	12,500	12,500
(Maple Square Apt. Proj.) Series AA, 1.72% 3/7/19, LOC Citibank NA, VRDN (a)(b)	455	455
(Terraces at Park Marino Proj.) Series I, 1.81% 3/7/19, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 1.7% 3/7/19, LOC Citibank NA, VRDN (a)(b)	6,630	6,630
(Westgate Pasadena Apts. Proj.) Series 2013 B, 2.13% 3/7/19 (ERP Operating LP Guaranteed), VRDN (a)(b)	22,125	22,125
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.69% 3/7/19, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 1.7% 3/7/19, LOC Citibank NA, VRDN (a)(b)	2,300	2,300
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 1.9% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,030	1,030
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 1.7% 3/7/19, LOC Citibank NA, VRDN (a)(b)	5,686	5,686
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 1.8% 3/7/19, LOC Citibank NA, VRDN (a)(b)	5,400	5,400
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.75% 3/7/19, LOC Citibank NA, VRDN (a)(b)	850	850
(Mission Creek Cmnty. Proj.) Series B, 1.7% 3/7/19, LOC Citibank NA, VRDN (a)(b)	4,545	4,545
(Ocean Beach Apts. Proj.) Series B, 1.67% 3/7/19, LOC Citibank NA, VRDN (a)(b)	4,335	4,335
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 1.8% 3/7/19, LOC Citibank NA, VRDN (a)(b)	5,550	5,550
(El Paseo Apts. Proj.) Series 2002 B, 1.8% 3/7/19, LOC Citibank NA, VRDN (a)(b)	3,845	3,845
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.9% 3/7/19, LOC MUFG Union Bank NA, VRDN (a)(b)	9,785	9,785
FHLMC:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 1.7% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Vizcaya Apts. Proj.) Series B, 1.7% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	20,095	20,095
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 1.7% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 1.7% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Jose Multi-family Hsg. Rev.:
(Trestles Apts. Proj.) Series 2004 A, 1.73% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 1.77% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 1.74% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Canyon Creek Apts. Proj.) Series 1995 C, 1.68% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	19,000	19,000
(Salvation Army S.F. Proj.) 1.66% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,200	5,200
(The Belmont Proj.) Series 2005 F, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./Phase II Proj.) Series J, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	14,130	14,130
(Valley Palms Apts. Proj.) Series 2002 C, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	24,800	24,800
(Vista Del Monte Proj.) Series QQ, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	11,550	11,550
(Wilshire Court Proj.):
Series AAA, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 1.67% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	14,310	14,310
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
(Wood Canyon Villas Proj.) Series 2001 E, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 1.77% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	3,555	3,555
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	16,500	16,500
(Kennedy Apt. Homes Proj.) Series 2002 K, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,575	7,575
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	20,395	20,395
(Shaffer Road Apts. Proj.) Series A, 1.7% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
		628,066
Indiana - 0.7%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.92% 3/7/19, VRDN (a)(b)	4,250	4,250
Series 2003 B, 1.98% 3/7/19, VRDN (a)(b)	2,770	2,770
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.84% 3/7/19, VRDN (a)	3,775	3,775
Series I, 1.84% 3/7/19, VRDN (a)	2,100	2,100
		12,895
Kansas - 0.3%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 1.95% 3/7/19, VRDN (a)	4,740	4,740
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2% 3/7/19, VRDN (a)	1,700	1,700
		6,440
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.85% 3/7/19, VRDN (a)(b)	5,800	5,800
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.94% 3/7/19, VRDN (a)	1,700	1,700
Series 2010 B1, 1.96% 3/7/19, VRDN (a)	2,450	2,450
		4,150
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.98% 3/7/19, VRDN (a)(b)	300	300
Nevada - 0.2%
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.8% 3/7/19, VRDN (a)(b)	3,300	3,300
Series 2016 E, 1.9% 3/7/19, VRDN (a)(b)	1,600	1,600
		4,900
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.93% 3/7/19, VRDN (a)(b)	1,000	1,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.98% 3/7/19, VRDN (a)(b)	300	300
Series A, 1.95% 3/7/19, VRDN (a)(b)	500	500
		800
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.98% 3/7/19, VRDN (a)(b)	200	200
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.98% 3/7/19, VRDN (a)(b)	3,450	3,450
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.83% 3/7/19, VRDN (a)(b)	8,300	8,300
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.9% 3/7/19, VRDN (a)(b)	9,000	9,000
		17,300
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.87% 3/7/19, VRDN (a)(b)	900	900
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $705,862)		705,862

Tender Option Bond - 36.2%
California - 36.2%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(d)	3,800	3,800
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,495	3,495
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,200	3,200
California Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 3346, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,330	9,330
Series XF 24 00, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF2161, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,220	1,220
Series Floaters XF 10 38, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,690	3,690
Series Floaters XM 07 05, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,200	3,200
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	300	300
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,995	7,995
Series Floaters 013, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	14,445	14,445
Series Floaters XF 06 22, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,490	2,490
Series Floaters XF 06 33, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	9,040	9,040
Series Floaters XF 26 98, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Series Floaters XG 01 25, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	13,700	13,700
Series Floaters XL 00 45, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,600	1,600
Series Floaters XM 06 96, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	1,000	1,000
Series MS 3239, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	22,800	22,800
Series MS 3267, 1.77% 3/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)	27,375	27,375
Series MS 3301, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,330	7,330
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series Floaters XF 07 48, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,200	2,200
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,370	1,370
California State Univ. Rev. Participating VRDN:
Series Floaters ZF 06 73, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	1,040	1,040
Series Floaters ZF 26 60, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,325	6,325
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 1.77% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,530	4,530
1.86% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	13,550	13,550
Series Floaters XG 01 82, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,900	2,900
Series XF 23 59, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,925	5,925
Chaffey Unified High School District Participating VRDN Series Floaters ZM 05 85, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,000	2,000
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 1.77% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	4,690	4,690
Dignity Health Participating VRDN:
Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	51,730	51,730
Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	21,500	21,500
Dublin Unified School District Participating VRDN Series Solar 0062, 1.68% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,215	7,215
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(d)	21,700	21,700
Series MS 3250, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,575	5,575
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,635	3,635
Foothill-De Anza Cmnty. College District Participating VRDN:
Series 15 ZF2116, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
Series MS 3268 X, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series MS 3288, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,400	8,400
Fremont Union High School District, Santa Clara Participating VRDN Series Floaters XF 06 47, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,425	3,425
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 1.89% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	700	700
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.94% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 1.77% 3/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,375	14,375
Grossmont Union High School District Participating VRDN Series Floaters ZF 03 62, 1.84% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	800	800
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.76% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	750	750
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700	1,700
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.77% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,645	4,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 1.79% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	6,520	6,520
Series Floaters XF 27 24, 1.79% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	20,275	20,275
Series Floaters XX 10 28, 1.77% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	13,665	13,665
Series Floaters ZF 06 13, 1.79% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,245	2,245
Series Floaters ZM 01 17, 1.8% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	7,645	7,645
Series Floaters ZM 05 95, 1.79% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	2,500	2,500
Series ZM 04 73, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	2,505	2,505
Series ZM 04 87, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	1,470	1,470
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XM 03 79, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,630	5,630
Series MS 3289, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,335	7,335
Series MS 3345, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	15,475	15,475
Series XG 0110, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,770	9,770
Series MS 3403, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,975	8,975
Los Angeles Hbr. Dept. Rev.:
Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	5,400	5,400
Participating VRDN Series 15 ZF0158, 1.8% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,280	5,280
Los Angeles Unified School District Participating VRDN:
Series Floaters XM 02 49, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series Floaters XM 02 50, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,700	3,700
Series Floaters XM 07 03, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,890	2,890
Series Floaters ZM 05 90, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	1,175	1,175
Series Floaters ZM 05 91, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	3,640	3,640
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	765	765
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN Series Floaters ZF 27 44, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,000	3,000
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(d)	3,250	3,250
Sacramento Area Flood Cont. Agcy. Participating VRDN Series Floaters XM 04 55, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,900	3,900
San Diego Cmnty. College District Participating VRDN Series XM 0149, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,700	2,700
San Diego County Wtr. Auth. Rev. Participating VRDN Series Floaters ZF 03 57, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,300	2,300
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875	1,875
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,700	1,700
Series MS 3330, 1.77% 3/7/19 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,940	5,940
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ZM 06 43, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,655	2,655
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 12, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)	99,805	99,805
Series Floaters XL 01 01, 1.8% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	24,810	24,810
Series Floaters XM 07 26, 1.79% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)	10,575	10,575
South San Francisco Calif District Participating VRDN Series 2016, 1.68% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	5,800	5,800
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,935	4,935
Series Floaters ZF 06 29, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	5,000	5,000
Series Floaters ZM 06 60, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	1,500	1,500
Series MS 3066, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,021	8,021
Series MS 3396, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,830	7,830
Wells Fargo Stage Trust Various States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.98%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(e)(f)	12,960	12,960
		720,406
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	395	395
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	300	300
TOTAL TENDER OPTION BOND
(Cost $721,101)		721,101

Other Municipal Security - 25.7%
California - 24.6%
California Edl. Facilities Auth. Rev.:
Series 2008, 1.78% 4/1/19, CP	4,550	4,550
Series 2018, 1.86% 4/2/19, CP	13,100	13,100
California Gen. Oblig.:
Series A1:
1.83% 3/19/19, LOC Wells Fargo Bank NA, CP	4,195	4,195
1.83% 3/20/19, LOC Wells Fargo Bank NA, CP	14,200	14,200
1.83% 3/22/19, LOC Wells Fargo Bank NA, CP	4,950	4,950
Series A2, 1.78% 3/4/19, LOC Royal Bank of Canada, CP	6,500	6,500
Series A6:
1.6% 3/5/19, LOC Bank of America NA, CP	9,700	9,700
1.64% 3/4/19, LOC Bank of America NA, CP	9,800	9,800
1.75% 3/4/19, LOC Bank of America NA, CP	20,600	20,600
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.99%, tender 9/26/19 (a)(f)	51,900	51,900
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	160,545	160,545
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	120,530	120,530
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.54% 3/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,895	3,895
1.75% 3/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,200	4,200
Series A2, 1.59% 3/4/19 (Liquidity Facility Bank of America NA), CP	4,500	4,500
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series A:
1.63% 3/7/19, LOC Bank of The West San Francisco, CP	16,100	16,100
1.63% 3/8/19, LOC Bank of The West San Francisco, CP	11,500	11,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 1.64% 3/4/19, LOC Citibank NA, CP	6,500	6,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2019, 1.78% 4/4/19 (Liquidity Facility Royal Bank of Canada), CP	3,000	3,000
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2011 A3, 1.78% 3/28/19, LOC Bank of The West San Francisco, CP	2,400	2,400
Series A4, 1.79% 3/5/19, LOC U.S. Bank NA, Cincinnati, CP	5,600	5,600
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B:
1.78% 3/6/19, LOC Bank of America NA, CP	10,400	10,400
1.8% 3/6/19, LOC Bank of America NA, CP	600	600
San Jose Fin. Auth. Rev. Series 2, 1.78% 3/7/19, LOC U.S. Bank NA, Cincinnati, CP	2,218	2,218
		491,483
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	1,300	1,300
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.85% tender 3/27/19, CP mode	500	500
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.6% tender 3/18/19, CP mode (b)	7,600	7,600
1.9% tender 3/27/19, CP mode (b)	2,500	2,500
Series 1990 A1, 1.88% tender 3/5/19, CP mode (b)	5,700	5,700
		15,800
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,200	2,200
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,800	1,800
TOTAL OTHER MUNICIPAL SECURITY
(Cost $513,083)		513,083
	Shares (000s)	Value (000s)

Investment Company - 2.8%
Fidelity Municipal Cash Central Fund, 1.78% (g)(h)
(Cost $56,462)	56,456	56,462
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,996,508)		1,996,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,346)
NET ASSETS - 100%		$1,994,162

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,200,000 or 2.3% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,300,000 or 4.3% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 10/16/17	$14,445
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 2/25/19	$51,730
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	7/31/17 - 2/1/18	$765
Wells Fargo Stage Trust Various States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.98%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,960

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$751
Total	$751

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,940,046)	$1,940,046
Fidelity Central Funds (cost $56,462)	56,462
Total Investment in Securities (cost $1,996,508)		$1,996,508
Cash		9
Receivable for investments sold		1,199
Receivable for fund shares sold		619
Interest receivable		4,540
Distributions receivable from Fidelity Central Funds		79
Prepaid expenses		2
Total assets		2,002,956
Liabilities
Payable for investments purchased	$4,700
Payable for fund shares redeemed	3,148
Distributions payable	76
Accrued management fee	596
Other affiliated payables	236
Other payables and accrued expenses	38
Total liabilities		8,794
Net Assets		$1,994,162
Net Assets consist of:
Paid in capital		$1,993,923
Total distributable earnings (loss)		239
Net Assets, for 1,991,239 shares outstanding		$1,994,162
Net Asset Value, offering price and redemption price per share ($1,994,162 ÷ 1,991,239 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2019
Investment Income
Interest		$33,644
Income from Fidelity Central Funds		751
Total income		34,395
Expenses
Management fee	$8,058
Transfer agent fees	2,957
Accounting fees and expenses	216
Custodian fees and expenses	18
Independent trustees' fees and expenses	11
Registration fees	29
Audit	40
Legal	7
Miscellaneous	11
Total expenses before reductions	11,347
Expense reductions	(14)
Total expenses after reductions		11,333
Net investment income (loss)		23,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	249
Fidelity Central Funds	2
Total net realized gain (loss)		251
Net increase in net assets resulting from operations		$23,313

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2019	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,062	$14,324
Net realized gain (loss)	251	230
Net increase in net assets resulting from operations	23,313	14,554
Distributions to shareholders	(23,061)	–
Distributions to shareholders from net investment income	–	(14,324)
Distributions to shareholders from net realized gain	–	(411)
Total distributions	(23,061)	(14,735)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	417,348	254,717
Reinvestment of distributions	22,066	14,051
Cost of shares redeemed	(1,002,758)	(1,261,520)
Net increase (decrease) in net assets and shares resulting from share transactions	(563,344)	(992,752)
Total increase (decrease) in net assets	(563,092)	(992,933)
Net Assets
Beginning of period	2,557,254	3,550,187
End of period	$1,994,162	$2,557,254

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Money Market Fund

Years ended February 28,	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.005	.001	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.010	.005	.001	–B	–B
Distributions from net investment income	(.010)	(.005)	(.001)	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–
Total distributions	(.010)	(.005)	(.001)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.03%	.51%	.15%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.49%	.42%	.05%	.06%
Expenses net of all reductions	.50%	.49%	.42%	.05%	.06%
Net investment income (loss)	1.02%	.48%	.11%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,994	$2,557	$3,550	$6,366	$6,991

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$1,996,508

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$9
Undistributed long-term capital gain	$230
Net unrealized appreciation (depreciation) on securities and other investments	$–

The tax character of distributions paid was as follows:

	February 28, 2019	February 28, 2018
Tax-exempt Income	$23,061	$14,324
Long-term Capital Gains	–	411
Total	$23,061	$ 14,735

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $13.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity California Municipal Trust II and Shareholders of Fidelity California Municipal Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Municipal Money Market Fund (one of the funds constituting Fidelity California Municipal Trust II, referred to hereafter as the "Fund") as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 10, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 260 of Funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.50%	$1,000.00	$1,005.60	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2019, $248,870, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2019, 100% of the fund's income dividends was free from federal income tax, and 37.35% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity California Municipal Money Market Fund

The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper’s separate categories for state-specific funds with all state and national money market funds to create a single mapped group.

Historical Management Fees (BP) vs. Competitive Medians (BP):
CA Muni MM
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
37
38
36
35
34
34
33
33
31
32
36
36
36
36
36
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	45%	45%	47%	52%	54%
Funds	148	138	121	90	72
ASPG Quartile	3rd	3rd	3rd	3rd	3rd

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2017, but considered that the management fee rate was only slightly above the Total Mapped Group and ASPG medians.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CFS-ANN-0419
1.855634.111

Fidelity® California AMT Tax-Free Money Market Fund Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/19
1 - 7	75.5
8 - 30	6.8
31 - 60	14.2
61 - 90	2.6
91 - 180	0.7
> 180	0.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2019
Variable Rate Demand Notes (VRDNs)	17.2%
Tender Option Bond	38.5%
Other Municipal Security	32.3%
Investment Companies	11.7%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

2/28/19
Fidelity® California AMT Tax-Free Money Market Fund	1.38%
Institutional Class	1.50%
Service Class	1.25%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2019, the most recent period shown in the table, would have been 1.43% for Institutional Class and 1.16% for Service Class.

Schedule of Investments February 28, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 17.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.83% 3/7/19, VRDN (a)	$2,200	$2,200
West Jefferson Indl. Dev. Series 2008, 1.83% 3/7/19, VRDN (a)	3,900	3,900
		6,100
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.78% 3/7/19, VRDN (a)	1,150	1,150
California - 15.8%
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series L6, 1.49% 3/7/19, VRDN (a)	1,000	1,000
California Gen. Oblig. Series 2005 B1, 1.6% 3/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	11,150	11,150
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 1.62% 3/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	56,500	56,500
Series 2005 H, 1.62% 3/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	35,140	35,140
Series 2005 I, 1.62% 3/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	50,500	50,500
Series 2009 H, 1.45% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	11,013	11,013
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 1.55% 3/7/19, VRDN (a)	1,000	1,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 1.74% 3/7/19, LOC Bank of America NA, VRDN (a)	65,405	65,405
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 1.53% 3/1/19 (Chevron Corp. Guaranteed), VRDN (a)	11,085	11,085
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 1.47% 3/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,815	1,815
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2011 A, 1.62% 3/7/19, LOC MUFG Union Bank NA, VRDN (a)	1,000	1,000
Irvine Unified School District Cmnty. Facilities District Series 2014 B, 1.47% 3/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	4,300	4,300
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B7, 1.54% 3/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	18,950	18,949
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 B4, 1.55% 3/7/19 (Liquidity Facility Citibank NA), VRDN (a)	6,500	6,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.6% 3/7/19, LOC Bank of America NA, VRDN (a)	38,330	38,330
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 1.58% 3/7/19, LOC Bank of America NA, VRDN (a)	2,030	2,030
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.56% 3/7/19, LOC Bank of America NA, VRDN (a)	31,335	31,335
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.7% 3/7/19, LOC Bank of America NA, VRDN (a)	31,080	31,080
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series, 1.62% 3/7/19, LOC MUFG Union Bank NA, VRDN (a)	30,855	30,855
Series 2018 C, 1.61% 3/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,740	5,740
San Francisco City & County Multi-family Hsg. Rev. Series 2017 B1, 1.6% 3/7/19, LOC Bank of America NA, VRDN (a)	12,525	12,525
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.53% 3/7/19, LOC Bank of America NA, VRDN (a)	12,985	12,985
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 1.59% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	3,325	3,325
Santa Clara Valley Trans. Auth.:
Series 2008 A, 1.56% 3/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	28,270	28,270
Series 2008 B, 1.63% 3/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	19,000	19,000
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 1.81% 3/7/19, LOC Bank of America NA, VRDN (a)	1,415	1,415
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 1.72% 3/7/19, LOC Freddie Mac, VRDN (a)	41,100	41,100
(Promenade Towers Proj.) Series 2000, 1.62% 3/7/19, LOC Freddie Mac, VRDN (a)	9,580	9,580
FNMA Fresno Multi-family Hsg. Rev. (Heron Pointe Apts. Proj.) Series 2001 A, 1.55% 3/7/19, LOC Fannie Mae, VRDN (a)	4,860	4,860
		547,787
Connecticut - 0.0%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 3/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	500	500
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.9% 3/7/19, VRDN (a)	600	600
Series 1999 A, 1.83% 3/7/19, VRDN (a)	800	800
		1,400
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.84% 3/7/19, VRDN (a)	3,600	3,600
Series I, 1.84% 3/7/19, VRDN (a)	1,600	1,600
		5,200
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 2% 3/7/19, VRDN (a)	2,700	2,700
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1.95% 3/7/19, VRDN (a)	6,800	6,800
		9,500
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.94% 3/7/19, VRDN (a)	12,150	12,150
Series 2010 B1, 1.96% 3/7/19, VRDN (a)	6,750	6,750
		18,900
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.85% 3/7/19, VRDN (a)	1,900	1,900
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.8% 3/7/19, VRDN (a)	900	900
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.85% 3/7/19, VRDN (a)	1,500	1,500
Series 1992 B, 1.85% 3/7/19, VRDN (a)	500	500
		4,800
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $595,337)		595,337

Tender Option Bond - 38.5%
California - 37.5%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	4,300	4,300
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,370	1,370
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,875	3,875
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 17 XX 1045, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	13,335	13,335
Series II R 11901, 1.69% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	6,435	6,435
Series XF 10 44, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,100	3,100
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 71, 1.72% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	9,900	9,900
Series XF 24 00, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	800	800
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	6,750	6,750
Series 15 XF2171, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	11,240	11,240
Series 2017 XF 2414, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series 2017 XG 0115, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	5,300	5,300
Series DB XF 1041, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,975	3,975
Series Floaters G1, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,000	4,000
Series Floaters G2, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000	5,000
Series Floaters G68, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
Series Floaters XF 10 38, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	15,645	15,645
Series Floaters XF 23 72, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
Series Floaters XM 06 93, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,225	2,225
Series Floaters XM 07 05, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,300	4,300
Series Floaters YX 10 84, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,500	7,500
Series Floaters YX 10 90, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,825	2,825
Series Floaters ZF 27 10, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,490	5,490
Series Floaters ZM 06 04, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series Floaters ZM 06 05, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000	2,000
Series Floaters ZM 06 08, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,575	4,575
Series RBC G 52, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,000	3,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,500	4,500
California Health Facilities Fing. Auth. Rev.:
Bonds Series Floaters G 44, SIFMA Municipal Swap Index + 0.150% 1.89%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,500	2,500
Participating VRDN:
Series 15 XF0120, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	16,600	16,600
Series 15 XF0131, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,235	15,235
Series 16 ZF0212, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,935	2,935
Series 16 ZF0426, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,280	4,280
Series 2015 ZF0213, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series 2017 XF 2048, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,700	2,700
Series 2017 XF 2417, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	15,375	15,375
Series 2017, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	17,030	17,030
Series DB 15 XF 0234, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,550	1,550
Series Floaters 013, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,980	23,980
Series Floaters XF 05 23, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,625	5,625
Series Floaters XF 06 08, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	8,165	8,165
Series Floaters XF 06 22, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	9,405	9,405
Series Floaters XF 06 33, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	9,000	9,000
Series Floaters XF 24 67, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	20,000	20,000
Series Floaters XF 24 71, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series Floaters XF 25 95, 1.69% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	7,200	7,200
Series Floaters XF 26 98, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,600	2,600
Series Floaters XG 01 04, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	500	500
Series Floaters XG 01 20, 1.71% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	29,700	29,700
Series Floaters XG 01 25, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,755	6,755
Series Floaters XG 01 28, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,665	2,665
Series Floaters XG 01 41, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,925	7,925
Series Floaters XG 01 44, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	16,000	16,000
Series Floaters XL 00 45, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,840	1,840
Series Floaters XM 03 01, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,000	8,000
Series Floaters XM 06 96, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	1,295	1,295
Series Floaters ZF 26 33, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,345	7,345
Series Floaters ZM 05 02, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Floaters ZM 05 43, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
Series MS 3239, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 1.77% 3/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
Series TD 0036, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,105	7,105
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series Floaters XF 07 48, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	3,715	3,715
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,200	1,200
California State Univ. Rev. Participating VRDN:
Series Floaters XF 07 40, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,800	1,800
Series Floaters XF 24 41, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	7,675	7,675
Series Floaters ZF 06 73, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	1,200	1,200
Series Floaters ZF 26 24, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000	1,000
Series Floaters ZF 26 60, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	11,300	11,300
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,800	1,800
1.86% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	5,200	5,200
Series ROC II R 14001, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,375	2,375
Series XF 23 59, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	825	825
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,800	5,800
Series Floaters ZM 05 85, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,750	1,750
Coast Cmnty. College District Participating VRDN:
Series Floaters G7, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000	5,000
Series Floaters XM 06 89, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,705	5,705
Corona-Norco Unified School District Participating VRDN Series RBC G 64, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
Culver City California Unified School District Participating VRDN Series Solar 17 10, 1.5% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	12,625	12,625
Dignity Health Participating VRDN:
Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	78,285	78,285
Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	30,700	30,700
Dublin Unified School District Participating VRDN Series Solar 0062, 1.68% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	5,130	5,130
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	10,100	10,100
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series Floaters ZM 05 98, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series Floaters ZM 06 03, 1.69% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	6,750	6,750
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 1.69% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,400	2,400
Series Floaters ZF 27 08, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,055	9,055
Series Floaters ZM 05 10, 1.71% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	7,500	7,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,575	3,575
Elk Grove Unified School District Participating VRDN Series Floaters XG 01 27, 1.75% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	2,100	2,100
Escondido Participating VRDN Series Floaters G 77, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,375	5,375
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.74% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,900	1,900
Folsom Cordova Unified School District Participating VRDN Series XF 25 64, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	3,750	3,750
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3288, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,725	1,725
Series ROC II R 14066, 1.72% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	3,500	3,500
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 1.89% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,300	1,300
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.94% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,370	1,370
Grossmont Union High School District Participating VRDN Series Floaters ZF 03 62, 1.84% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,400	1,400
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XF 06 69, 1.75% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
Series Floaters XG 01 88, 1.75% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,000	2,000
Series Floaters ZF 26 61, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	15,110	15,110
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.76% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500	500
Hayward Area Recreation and Park District Participating VRDN Series Floaters XF 24 68, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,525	1,525
Long Beach Unified School District Participating VRDN:
Series 2017, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	23,865	23,865
Series Floaters XF 05 60, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,085	4,085
Series Floaters XF 24 58, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN:
Series Floaters XF 27 74, 1.75% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,750	3,750
Series ROC II R 11773, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	23,265	23,265
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.77% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600	1,600
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,405	5,405
Series Floaters XM 04 27, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series ROC II R 11842, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XF 05 70, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,300	3,300
Series Floaters XF 07 32, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,520	7,520
Series Floaters XF 07 44, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,750	3,750
Series Floaters XF 25 54, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	4,800	4,800
Series Floaters XF 25 62, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	3,665	3,665
Series Floaters XL 00 96, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000	1,000
Series Floaters XM 03 79, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,370	5,370
Series MS 3345, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,060	3,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	5,710	5,710
Series Floaters XG 01 21, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	3,000	3,000
Series Floaters YX 10 85, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,500	7,500
Series Floaters ZM 04 68, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,415	7,415
Series MS 3397, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Series ROC 14087, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	7,200	7,200
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series Floaters XM 02 49, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,165	4,165
Series Floaters XM 02 50, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,300	6,300
Series Floaters YX 10 87, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	11,250	11,250
Series Floaters ZM 05 90, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	1,000	1,000
Series Floaters ZM 05 91, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	4,800	4,800
Series Floaters ZM 06 01, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	1,570	1,570
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Participating VRDN:
Series 15 ZF0243, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,430	5,430
Series 16 ZF0313, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,935	4,935
Series 2015 ZF 0242, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Series ROC II R 14059, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,400	6,400
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,138	2,138
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,315	6,315
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	1,765	1,765
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,650	2,650
Oxnard School District Participating VRDN Series Floaters G8, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,000	3,000
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,125	7,125
Palomar Cmnty. College District Participating VRDN Series Floaters XF 25 65, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,885	2,885
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 27, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,000	3,000
Series Floaters ZF 27 44, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,905	3,905
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 27 52, 1.69% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	6,200	6,200
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	1,775	1,775
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100	1,100
Series Floaters YX 10 37, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,540	4,540
Series Floaters ZM 04 57, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,330	6,330
Series Floaters ZM 04 58, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,845	10,845
San Diego Cmnty. College District Participating VRDN:
Series XM 0149, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,300	2,300
Series XM 02 90, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,700	5,700
San Diego County Wtr. Auth. Rev. Participating VRDN Series Floaters ZF 03 57, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,805	3,805
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	25,265	25,265
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,300	2,300
Series Floaters XF 27 80, 1.74% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	4,000	4,000
Series Floaters XM 05 64, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
Series Floaters XM 07 27, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,425	2,425
Series Floaters ZF 27 09, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series RBC G 51, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,000	2,000
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Series floaters XX 10 51, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,330	3,330
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	11,455	11,455
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series Floaters XF 06 07, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,330	4,330
San Jose Unified School District Santa Clara County Participating VRDN Series Floaters XF 25 34, 1.7% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	2,740	2,740
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,050	10,050
San Rafael Calif City High School Participating VRDN Series Floaters XF 06 74, 1.75% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,000	3,000
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	10,705	10,705
Santa Clara County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 46, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,985	2,985
Series ZM 06 40, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series 15 XF2169, 1.71% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	4,800	4,800
Series Floaters ZF 06 30, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,000	5,000
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,145	3,145
Sonoma County Jr. College District Rev. Participating VRDN Series Floaters G6, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000	5,000
South San Francisco Calif District Participating VRDN Series 2016, 1.68% 3/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	9,400	9,400
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN:
Series Floaters G 92, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,250	3,250
Series Floaters XF 27 26, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,250	3,250
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Series XM 03 63, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,000	6,000
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,580	3,580
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2018 Floaters XX 10 92, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,225	2,225
Series Floaters YX 10 97, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,030	6,030
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,810	3,810
Series 15 ZF0178, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 16 XL0001, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	15,375	15,375
Series 2015 ZF0186, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 2015 ZF0187, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,605	4,605
Series Floaters XF 05 24, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	6,150	6,150
Series Floaters XF 06 32, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,200	5,200
Series Floaters XM 04 13, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,255	6,255
Series Floaters XM 04 34, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500	1,500
Series Floaters XM 07 04, 1.69% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)	15,465	15,465
Series Floaters YX 10 98, 1.72% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,500	3,500
Series Floaters ZF 05 32, 1.74% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000	10,000
Series Floaters ZF 06 27, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,500	2,500
Series Floaters ZF 06 28, 1.74% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,500	2,500
Series Floaters ZF 26 70, 1.76% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	25,000	25,000
Series MS 3066, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,300	2,300
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,035	23,035
Yosemite Cmnty. College District Participating VRDN Series RBC G 50, 1.74% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,300	3,300
		1,299,728
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,285	3,285
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,700	2,700
Series Floaters 016, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,500	2,500
		5,200
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	495	495
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	1,800	1,800
		2,295
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,105	5,105
		6,105
Montana - 0.2%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,185	7,185
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,090	1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600	1,600
		3,090
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)	310	310
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,400	2,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,400	1,400
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	800	800
Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500	500
		5,100
Texas - 0.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,900	2,900
TOTAL TENDER OPTION BOND
(Cost $1,335,198)		1,335,198

Other Municipal Security - 32.3%
California - 31.5%
Alameda County Joint Powers Auth. Lease Rev. Series 10A, 1.6% 5/2/19, LOC Fed. Home Ln. Bank, San Francisco, CP	11,200	11,200
California Edl. Facilities Auth. Rev.:
Series 08:
1.75% 4/2/19, CP	3,625	3,625
1.75% 4/4/19, CP	6,250	6,250
Series 2008, 1.78% 4/1/19, CP	6,700	6,700
Series 2018:
1.6% 3/29/19, CP	39,000	39,000
1.75% 4/9/19, CP	20,000	20,000
1.86% 4/2/19, CP	16,900	16,900
California Gen. Oblig.:
Series 2011 A2, 1.7% 4/4/19, LOC Royal Bank of Canada, CP	13,250	13,250
Series 2011 A5, 1.6% 5/2/19, LOC U.S. Bank NA, Cincinnati, CP	16,000	16,000
Series A1:
1.83% 3/19/19, LOC Wells Fargo Bank NA, CP	6,200	6,200
1.83% 3/20/19, LOC Wells Fargo Bank NA, CP	20,800	20,800
1.83% 3/22/19, LOC Wells Fargo Bank NA, CP	7,300	7,300
Series A2, 1.78% 3/4/19, LOC Royal Bank of Canada, CP	9,265	9,265
Series A4, 1.68% 4/3/19, LOC Toronto-Dominion Bank, CP	20,000	20,000
Series A6:
1.48% 3/5/19, LOC Bank of America NA, CP	36,765	36,765
1.6% 3/5/19, LOC Bank of America NA, CP	15,300	15,300
1.64% 3/4/19, LOC Bank of America NA, CP	15,200	15,200
1.75% 3/4/19, LOC Bank of America NA, CP	29,400	29,400
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.):
Series 2008 B2, 1.67%, tender 6/18/19 (a)	15,500	15,500
Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.99%, tender 9/26/19 (a)(d)	8,100	8,100
California State Univ. Rev. Series A:
1.45% 3/5/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	7,585	7,585
1.47% 3/5/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	12,515	12,515
1.47% 3/5/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	6,850	6,850
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	20,290	20,290
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	16,605	16,605
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.54% 3/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,400	6,400
1.56% 4/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,295	10,295
1.59% 4/2/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	19,800	19,800
1.6% 3/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	11,320	11,320
1.6% 5/2/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,300	8,300
1.63% 4/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,675	10,675
1.75% 3/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,920	5,920
Series A2:
1.57% 4/2/19 (Liquidity Facility Bank of America NA), CP	34,500	34,500
1.59% 3/4/19 (Liquidity Facility Bank of America NA), CP	7,500	7,500
1.62% 4/2/19 (Liquidity Facility Bank of America NA), CP	15,000	15,000
1.74% 3/5/19 (Liquidity Facility Bank of America NA), CP	45,500	45,500
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
1.63% 3/7/19, LOC Bank of The West San Francisco, CP	26,900	26,900
1.63% 3/8/19, LOC Bank of The West San Francisco, CP	19,220	19,220
Series B:
1.55% 3/5/19, LOC U.S. Bank NA, Cincinnati, CP	9,500	9,500
1.7% 4/1/19, LOC U.S. Bank NA, Cincinnati, CP	15,000	15,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 1.64% 3/4/19, LOC Citibank NA, CP	10,166	10,166
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2018, 1.76% 3/1/19 (Liquidity Facility Royal Bank of Canada), CP	31,000	31,000
Series 2019, 1.78% 4/4/19 (Liquidity Facility Royal Bank of Canada), CP	34,500	34,500
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2009 A2:
1.65% 4/3/19, LOC Bank of America NA, CP	10,000	10,000
1.73% 4/3/19, LOC Bank of America NA, CP	6,500	6,500
1.73% 5/1/19, LOC Bank of America NA, CP	5,000	5,000
Series 2011 A3:
1.74% 4/4/19, LOC Bank of The West San Francisco, CP	30,900	30,900
1.78% 3/28/19, LOC Bank of The West San Francisco, CP	4,100	4,100
Series 2012 A1:
1.65% 4/3/19, LOC Wells Fargo Bank NA, CP	5,000	5,000
1.72% 4/8/19, LOC Wells Fargo Bank NA, CP	12,500	12,500
1.73% 5/1/19, LOC Wells Fargo Bank NA, CP	15,000	15,000
Series 2013 A4, 1.72% 4/8/19, LOC U.S. Bank NA, Cincinnati, CP	28,850	28,850
Series A1:
1.73% 4/3/19, LOC Wells Fargo Bank NA, CP	9,000	9,000
1.75% 3/28/19, LOC Wells Fargo Bank NA, CP	2,000	2,000
Series A4, 1.79% 3/5/19, LOC U.S. Bank NA, Cincinnati, CP	7,400	7,400
Sacramento Muni. Util. District Elec. Rev.:
Series K1:
1.53% 4/2/19, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
1.65% 5/2/19, LOC State Street Bank & Trust Co., Boston, CP	30,850	30,850
Series L1, 1.5% 3/6/19, LOC Barclays Bank PLC, CP	45,000	45,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B:
1.78% 3/6/19, LOC Bank of America NA, CP	14,875	14,875
1.8% 3/6/19, LOC Bank of America NA, CP	817	817
San Francisco City & Cnt Series A1, 1.65% 3/7/19, LOC Bank of America NA, CP	2,658	2,658
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.53% 3/28/19, LOC Sumitomo Mitsui Banking Corp., CP	131,278	131,278
San Jose Fin. Auth. Rev. Series 1, 1.78% 3/7/19, LOC State Street Bank & Trust Co., Boston, CP	2,217	2,217
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 12A, 1.5% 3/6/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,255	16,255
		1,089,796
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,220	7,220
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,395	7,395
		14,615
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	2,100	2,100
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 3/21/19, CP mode	5,400	5,400
Series 1992, 1.85% tender 3/27/19, CP mode	890	890
		6,290
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.99%, tender 9/26/19 (a)(d)	200	200
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,900	3,901
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500	2,500
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,119,402)		1,119,402
	Shares (000s)	Value (000s)

Investment Company - 11.7%
Fidelity Tax-Free Cash Central Fund, 1.75% (f)(g)
(Cost $404,024)	403,990	404,024
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,453,961)		3,453,961
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,256
NET ASSETS - 100%		$3,463,217

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Security Type Abbreviations

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,530,000 or 4.7% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,715,000 or 0.1% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400
California Health Facilities Fing. Auth. Bonds Series Floaters G 44, SIFMA Municipal Swap Index + 0.150% 1.89%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 1/16/19	$23,980
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18 - 2/12/19	$3,285
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 2/25/19	$78,285
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18	$2,900
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 11/21/18	$5,105
Los Angeles Wastewtr. Sys. Rev. Bonds Series Floaters G 26, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$5,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,090
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$7,185
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	2/1/17 - 2/1/19	$1,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,600
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$800
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$500
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	12/6/18	$23,035

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$4,523
Total	$4,523

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,049,937)	$3,049,937
Fidelity Central Funds (cost $404,024)	404,024
Total Investment in Securities (cost $3,453,961)		$3,453,961
Cash		1,390
Receivable for fund shares sold		18,582
Interest receivable		8,110
Distributions receivable from Fidelity Central Funds		554
Receivable from investment adviser for expense reductions		149
Total assets		3,482,746
Liabilities
Payable for investments purchased	$5,481
Payable for fund shares redeemed	12,883
Distributions payable	431
Accrued management fee	563
Distribution and service plan fees payable	1
Other affiliated payables	170
Total liabilities		19,529
Net Assets		$3,463,217
Net Assets consist of:
Paid in capital		$3,463,206
Total distributable earnings (loss)		11
Net Assets		$3,463,217
Net Asset Value and Maximum Offering Price
California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($685,825 ÷ 685,649 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,774,813 ÷ 2,774,093 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($2,579 ÷ 2,577 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2019
Investment Income
Interest		$36,187
Income from Fidelity Central Funds		4,523
Total income		40,710
Expenses
Management fee	$5,452
Transfer agent fees	1,653
Distribution and service plan fees	7
Independent trustees' fees and expenses	12
Total expenses before reductions	7,124
Expense reductions	(1,085)
Total expenses after reductions		6,039
Net investment income (loss)		34,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129
Total net realized gain (loss)		129
Net increase in net assets resulting from operations		$34,800

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2019	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,671	$12,583
Net realized gain (loss)	129	50
Net increase in net assets resulting from operations	34,800	12,633
Distributions to shareholders	(34,760)	–
Distributions to shareholders from net investment income	–	(12,583)
Distributions to shareholders from net realized gain	–	(59)
Total distributions	(34,760)	(12,642)
Share transactions - net increase (decrease)	1,276,512	988,193
Total increase (decrease) in net assets	1,276,552	988,184
Net Assets
Beginning of period	2,186,665	1,198,481
End of period	$3,463,217	$2,186,665

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California AMT Tax-Free Money Market Fund

Years ended February 28,	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.006	.003	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.012	.006	.003	–B	–B
Distributions from net investment income	(.012)	(.006)	(.003)	–B	–B
Distributions from net realized gainB	–	–	–	–	–
Total distributions	(.012)	(.006)	(.003)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.19%	.65%	.28%	.01%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.29%	.06%	.06%
Expenses net of all reductions	.30%	.30%	.29%	.06%	.06%
Net investment income (loss)	1.19%	.66%	.28%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$686	$465	$319	$283	$317

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Institutional Class

Years ended February 28,	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.007	.003	–B	–B
Net realized and unrealized gain (loss)	–	–B	.001	–B	–B
Total from investment operations	.013	.007	.004	–B	–B
Distributions from net investment income	(.013)	(.007)	(.003)	–B	–B
Distributions from net realized gainB	–	–	–	–	–
Total distributions	(.013)	(.007)	(.004)C	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD	1.29%	.75%	.36%	.01%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.06%	.06%
Expenses net of all reductions	.20%	.20%	.20%	.06%	.06%
Net investment income (loss)	1.29%	.76%	.37%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,775	$1,719	$879	$405	$476

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Service Class

Years ended February 28,	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.005	.001	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.010	.005	.001	–B	–B
Distributions from net investment income	(.010)	(.005)	(.001)	–B	–B
Distributions from net realized gainB	–	–	–	–	–
Total distributions	(.010)	(.005)	(.001)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.04%	.49%	.14%	.01%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%	.45%	.41%	.06%	.06%
Expenses net of all reductions	.45%	.45%	.41%	.06%	.06%
Net investment income (loss)	1.04%	.51%	.15%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3	$2,833	$75	$78	$142

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2– other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$3,453,961

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$2
Undistributed ordinary income	$–
Undistributed long-term capital gain	$9
Net unrealized appreciation (depreciation) on securities and other investments	$–

The tax character of distributions paid was as follows:

	February 28, 2019	February 28, 2018
Tax-exempt Income	$34,669	$12,583
Ordinary Income	30	20
Long-term Capital Gains	61	39
Total	$34,760	$ 12,642

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$7	$7

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
California AMT Tax-Free Money Market	$575
Institutional Class	1,077
Service Class	1
$1,653

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $1,082 and $1, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2019	Year ended February 28, 2018
Distributions to shareholders
California AMT Tax-Free Money Market	$6,837	$–
Institutional Class	27,896	–
Service Class	27	–
Total	$34,760	$–
From net investment income
California AMT Tax-Free Money Market	$–	$2,509
Institutional Class	–	10,073
Service Class	–	1
Total	$–	$12,583
From net realized gain
California AMT Tax-Free Money Market	$–	$13
Institutional Class	–	46
Service Class	–	–(a)
Total	$–	$59

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended February 28, 2019	Year ended February 28, 2018
California AMT Tax-Free Money Market
Shares sold	735,671	394,539
Reinvestment of distributions	6,085	2,196
Shares redeemed	(520,685)	(251,086)
Net increase (decrease)	221,071	145,649
Institutional Class
Shares sold	3,583,784	1,921,543
Reinvestment of distributions	24,142	9,112
Shares redeemed	(2,552,232)	(1,090,866)
Net increase (decrease)	1,055,694	839,789
Service Class
Shares sold	–	2,896
Reinvestment of distributions	27	1
Shares redeemed	(280)	(142)
Net increase (decrease)	(253)	2,755

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity California Municipal Trust II and Shareholders of Fidelity California AMT Tax-Free Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California AMT Tax-Free Money Market Fund (one of the funds constituting Fidelity California Municipal Trust II, referred to hereafter as the "Fund") as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 10, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
California AMT Tax-Free Money Market	.30%
Actual		$1,000.00	$1,006.40	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,006.90	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,005.70	$2.24
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2019, $78,250, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2019, 100% of the fund's income dividends were free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for 2017.

Fidelity California AMT Tax-Free Money Market Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

CA AMT Tax-Free MM - Net
CA AMT Tax-Free MM - Gross
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
37
38
36
35
34
35
35
35
31
32
18
20
17
20
17
20
17
20
20
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	14%	11%	12%	17%	21%
Funds	148	138	121	90	72
ASPG Quartile	1st	1st	1st	1st	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and the retail class ranked below the competitive median for 2017 and the total expense ratio of Service Class ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board noted that the total expense ratio of Service Class was above the competitive median because of its 12b-1 fees and because of high expenses due to small class size. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of Service Class ranked below the median.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class and Service Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20% and 0.45%.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SCM-ANN-0419
1.855631.111

Item 2.

Code of Ethics

As of the end of the period, February 28, 2019, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity California AMT Tax-Free Money Market Fund and Fidelity California Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

February 28, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$37,000	$3,200	$2,000	$1,900
Fidelity California Municipal Money Market Fund	$32,000	$2,800	$2,000	$1,600

February 28, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California AMT Tax-Free Money Market Fund	$38,000	$3,300	$2,000	$1,700
Fidelity California Municipal Money Market Fund	$33,000	$2,900	$2,000	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2019A	February 28, 2018A
Audit-Related Fees	$7,930,000	$8,360,000
Tax Fees	$15,000	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2019A	February 28, 2018A
PwC	$11,135,000	$10,755,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019